LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2012	Jan. 02, 2009	Sep. 30, 2014 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Sep. 30, 2014 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants Not Settleable In Cash, Fair Value Disclosure					$ 479,910
Weighted Average Remaining Life		6 months	2 years 6 months			2 years		2 years 6 months	6 years 6 months		7 years 6 months
Reduction In Stock Price							$ 16.50			$ 37.50
Additional Paid in Capital					486,564
Retained Earnings (Accumulated Deficit)					6,654
Total Current Liabilities	$ 4,842,380	$ 3,469,065		$ 3,414,301	$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.00%	54.00%	63.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price		$ 57.68	$ 34.50			$ 0.75			$ 24.38
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price		$ 26.25	$ 26.25			$ 4.50			$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.37%